Trade payables and others (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables and others

(in thousands of euro)	June 30, 2023	December 31, 2022

Suppliers (excluding payables related to capital expenditures)	9,868	13,656
Tax and employee-related payables	5,327	5,978
Other payables (1)	1,380	1,260
Trade payables and others (excluding payables related to capital expenditures)	16,575	20,894
Payables related to capital expenditures (2)	2,416	17
Payables and others	18,991	20,911
(1) As of June 30, 2023, this amount includes mainly the liability related to the payment of the guarantee fees on the two State Guaranteed Loans obtained from Société Générale and BNP Paribas in 2021 (see note 9).(2) As of June 30, 2023, this amount includes mainly the amount of €2,400 thousand due to Orega Biotech for the rights relating to IPH5201 following the first patient dosed in the Phase 2 MATISSE clinical trial in June 2023, in accordance to the agreement signed in 2019. This amount was fully paid in July 2023.